Taxation - Net Operating Loss Carry Forwards From PRC Entities (Detail) ¥ in Thousands	Mar. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 549,141
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	98,538
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	141,199
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	98,601
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	77,860
2028
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	27,761
Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 105,182